Assets and Liabilities Classified as Held for Sale (Details) $ in Thousands, $ in Millions	Jan. 14, 2021 CAD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Assets and Liabilities Classified as Held for Sale [Line Items]
Cash and cash equivalents		$ 274,978	$ 262,581	$ 101,757
Property, plant and equipment		25,694	24,990	1,334	$ 1,801
Right-of-use assets		$ 20,014	7,844	2,572
Lease liabilities			$ 12,632	4,499	$ 3,583
Assets and liabilities classified as held for sale
Assets and Liabilities Classified as Held for Sale [Line Items]
Cash and cash equivalents				577
Prepayments and contract assets				1,125
Property, plant and equipment				621
Right-of-use assets				629
Trade and other receivables				330
Assets held for sale				3,282
Accruals and provisions				813
Lease liabilities				607
Trade and other payables				402
Liabilities directly associated with the assets held for sale				$ 1,822
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	$ 1.8